THRIVENT MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, MN 55415
April 3, 2020
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Mutual Funds (the “Registrant”) File Nos. 33-12911, 811-5075
Ladies and Gentlemen:
Enclosed for filing in XBRL format are exhibits containing risk/return summary information that mirrors the risk/return summary information provided in a supplement filed on March 31, 2020 pursuant to Rule 497(e) under the Securities Act of 1933, as amended, for the Class A and Class S share prospectuses of Thrivent Mutual Funds dated February 28, 2020. If you have any questions or comments, please feel free to contact me at (612) 844-7190.
Sincerely,
/s/ John D. Jackson
John D. Jackson
Assistant Secretary